NOTE 13 - SERIES A REDEEMABLE CONVERTIBLE CUMLATIVE PREFERRED STOCK (Details) - USD ($)	2 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Nov. 24, 2017	Dec. 31, 2016
Preferred stock authorized		10,000,000	10,000,000		10,000,000
Proceeds from sale of preferred stock			$ 1,000,000
Accrued cumulative dividends			$ 17,760		$ 5,920
Preferred stock redemption value				$ 319,680
Series A Convertible Preferred Stock [Member]
Preferred stock authorized		10,000,000
Preferred stock issued		500,000
Sale of preferred stock	$ 29,600
Proceeds from sale of preferred stock	$ 296,000
Liquidation preference		$ 10
Accrued and unpaid dividends per share by the conversion price		$ 0.18
Cumulative cash dividends annual rate		8.00%